Short Term Investments	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Short Term Investments

9. SHORT-TERM INVESTMENTS

	December 31, 2018			December 31, 2017
	Fair Value	Cost	Accumulated unrealized holding gains	Fair Value	Cost	Accumulated unrealized holding gains
Short-term investments	$74,004	$73,796	$208	$51,590	$49,985	$1,605